Note 13 - Redeemable Non-controlling Interests (Details) - Reconciliation of the Beginning and Ending NCI Amounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Redeemable Noncontrolling Interest [Line Items]
Balance, January 1	$ 150,066	$ 140,666
RNCI share of earnings	21,509	25,096	$ 16,774
RNCI redemption increment	(3,837)	9,304	27,426
Distributions paid to RNCI	(19,065)	(25,956)	(22,001)
RNCI exchanged for Subordinate Voting Shares	(14,670)
RNCI recognized on business acquisitions		255	3,629
Other	27,859	23,396	$ 42,313
Balance, December 31	139,592	150,066
Noncontrolling Interest Share Of Earnings [Member]
Redeemable Noncontrolling Interest [Line Items]
RNCI share of earnings	17,381	19,434
Noncontrolling Interest Redemption Increment [Member]
Redeemable Noncontrolling Interest [Line Items]
RNCI redemption increment	(3,837)	9,304
Noncontrolling Interest Distributions Paid To NCI [Member]
Redeemable Noncontrolling Interest [Line Items]
Distributions paid to RNCI	(15,774)	(17,413)
Noncontrolling Interest Purchase Of Interests From NCI Net [Member]
Redeemable Noncontrolling Interest [Line Items]
Purchases of interests from RNCI, net	(6,785)	(20,613)
Noncontrolling Interest Recognized On Business Acquisitions [Member]
Redeemable Noncontrolling Interest [Line Items]
RNCI recognized on business acquisitions	13,284	17,700
Noncontrolling Interest Share Of Other Comprehensive Earnings [Member]
Redeemable Noncontrolling Interest [Line Items]
Other	$ (73)	$ 988